Consolidated and Combined Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 27, 2013	Dec. 28, 2012		Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Net sales	$ 540.2	$ 504.0		$ 2,204.5	$ 2,056.2	$ 2,021.8
Cost of sales	284.6	270.5		1,179.6	1,091.4	1,106.9
Gross profit	255.6	233.5		1,024.9	964.8	914.9
Selling, general and administrative expenses	146.2	146.8		609.9	551.7	532.5
Research and development expenses	39.0	38.4		165.7	144.1	141.5
Separation costs	2.2	12.0		74.2	25.5	2.9
Restructuring charges, net	8.0	0.2		33.2	11.2	8.4
Gains on divestiture and license	(12.9)	(0.7)		(2.9)	(2.9)	(11.1)
Operating income	73.1	36.8		144.8	235.2	240.7
Interest expense	(9.8)	(0.1)		(19.5)	(0.5)	(0.6)
Interest income	0.3	0		0.3	0.4	0.2
Other (expense) income, net	(0.6)	0.2		0.8	1.0	2.9
Income from continuing operations before income taxes	63.0	36.9		126.4	236.1	243.2
Provision for income taxes	16.6	17.1		68.6	94.8	86.2
Income from continuing operations	46.4	19.8		57.8	141.3	157.0
Income (loss) from discontinued operations, net of income taxes	(0.8)	(0.6)		1.0	(6.7)	(6.3)
Net income	$ 45.6	$ 19.2		$ 58.8	$ 134.6	$ 150.7
Basic earnings (loss) per share
Income from continuing operations (in usd per share)	$ 0.80	$ 0.34	[1],[2]	$ 1.00	$ 2.45	$ 2.72
Income (loss) from discontinued operations, net of income taxes (in usd per share)	$ (0.01)	$ (0.01)		$ 0.02	$ (0.12)	$ (0.11)
Net income (in usd per share)	$ 0.79	$ 0.33		$ 1.02	$ 2.33	$ 2.61
Basic weighted-average shares outstanding (in shares)	57.8	57.7		57.7	57.7	57.7
Diluted earnings (loss) per share
Income from continuing operations (in usd per share)	$ 0.79	$ 0.34	[1],[2]	$ 1.00	$ 2.45	$ 2.72
Income (loss) from discontinued operations, net of income taxes (in usd per share)	$ (0.01)	$ (0.01)		$ 0.02	$ (0.12)	$ (0.11)
Net income (in usd per share)	$ 0.78	$ 0.33		$ 1.02	$ 2.33	$ 2.61
Diluted weighted-average shares oustanding (in shares)	58.4	57.7		57.8	57.7	57.7

[1]	The computation of basic and diluted earnings per share assumes that the number of shares outstanding for the first three quarters of fiscal 2013 and each quarter in fiscal 2012 was equal to the number of ordinary shares of Mallinckrodt outstanding on June 28, 2013, immediately following the distribution of one ordinary share of Mallinckrodt for every eight ordinary shares of Covidien.
[2]	Quarterly and annual computations are prepared independently. Therefore, the sum of each quarter may not necessarily total the fiscal period amounts noted elsewhere within this prospectus.